SCHEDULE OF FAIR VALUE INPUTS TO THE VALUATION MODEL (Details) - Youlife International Holdings Inc [Member]	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discounts for lack of marketability	4.48	4.23	4.23	4
Measurement Input, Discount Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discounts for lack of marketability	5	6	6	6
Measurement Input, Discount Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discounts for lack of marketability	22	23	23	23